Capital Stock and Changes in Capital Accounts, Series E Preferred Stock (Details) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Mar. 20, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) Vote $ / shares	Dec. 31, 2022 $ / shares	Nov. 29, 2021 $ / shares
Preferred Stock [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01	$ 0.01
Issuance of stock		$ 40,509
Series E Preferred Stock [Member]
Preferred Stock [Abstract]
Shares issued (in shares) | shares	1,200
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01	$ 0.01
Issuance of stock			$ 35
Consecutive trading day period			10 days
Series E Preferred Stock [Member] | Maximum [Member]
Preferred Stock [Abstract]
Number of votes per share | Vote			25,000
Percentage of total number of votes			15.00%
Series E Preferred Stock [Member] | Affiliated Company of Chairperson, Mrs. Semiramis Paliou [Member]
Preferred Stock [Abstract]
Shares issued (in shares) | shares	1,200
Issuance of stock	$ 35